Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000350181
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2024
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A